RELATED PARTY TRANSACTIONS (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Annual Compensation Paid for Fiscal Year		$ 402,000
Fiscal Year Annualized Compensation Being Paid	$ 570,000
Annual Compensation per Contract for Fiscal Year		570,000
President and Chief Executive Officer [Member]
Annual Compensation Paid for Fiscal Year		186,000
Fiscal Year Annualized Compensation Being Paid	250,000
Annual Compensation per Contract for Fiscal Year		250,000
Chief Financial Officer [Member]
Annual Compensation Paid for Fiscal Year		132,000
Fiscal Year Annualized Compensation Being Paid	180,000
Annual Compensation per Contract for Fiscal Year		180,000
Executive Vice President [Member]
Annual Compensation Paid for Fiscal Year		84,000
Fiscal Year Annualized Compensation Being Paid	$ 140,000
Annual Compensation per Contract for Fiscal Year		$ 140,000